Financial assets at amortized cost and other positions in scope of expected credit loss measurement - Off-balance sheet financial assets subject to ECL (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Provision Matrix [Line Items]
Notional exposure	$ 267,803	$ 295,027
ECL provisions	(347)	(320)
Total allowances and provisions	(3,058)	(2,507)	$ (2,261)
Guarantees
Disclosure Of Provision Matrix [Line Items]
Notional exposure	47,102	40,279
ECL provisions	(50)	(64)
Guarantees | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Notional exposure	7,388	7,817
ECL provisions	(17)	(17)
Guarantees | of which: SME clients
Disclosure Of Provision Matrix [Line Items]
Notional exposure	3,134	2,524
ECL provisions	(24)	(26)
Guarantees | of which: Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Notional exposure	29,411	21,590
ECL provisions	(1)	(1)
Guarantees | of which: Lombard
Disclosure Of Provision Matrix [Line Items]
Notional exposure	3,537	3,709
ECL provisions	(2)	(6)
Guarantees | of which: Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Notional exposure	2,252	2,678
ECL provisions	(1)	(1)
Irrevocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Notional exposure	82,122	79,579
ECL provisions	(227)	(177)
Irrevocable loan commitments | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Notional exposure	50,000	47,381
ECL provisions	(184)	(155)
Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Line Items]
Notional exposure	10,723	24,896
ECL provisions	0	0
Committed unconditionally revocable credit lines
Disclosure Of Provision Matrix [Line Items]
Notional exposure	119,679	145,665
ECL provisions	(67)	(76)
Committed unconditionally revocable credit lines | of which: Real estate financing
Disclosure Of Provision Matrix [Line Items]
Notional exposure	6,433	7,674
ECL provisions	(3)	(6)
Committed unconditionally revocable credit lines | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Notional exposure	11,393	14,690
ECL provisions	(15)	(22)
Committed unconditionally revocable credit lines | of which: SME clients
Disclosure Of Provision Matrix [Line Items]
Notional exposure	11,814	9,812
ECL provisions	(31)	(34)
Committed unconditionally revocable credit lines | of which: Lombard
Disclosure Of Provision Matrix [Line Items]
Notional exposure	60,500	73,267
ECL provisions	0	0
Committed unconditionally revocable credit lines | of which: Credit cards
Disclosure Of Provision Matrix [Line Items]
Notional exposure	12,943	10,074
ECL provisions	(9)	(8)
Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Line Items]
Notional exposure	8,178	4,608
ECL provisions	(3)	(3)
Stages 1 and 2
Disclosure Of Provision Matrix [Line Items]
Total allowances and provisions	(1,004)
Twelve-month expected credit losses | Stages 1 and 2
Disclosure Of Provision Matrix [Line Items]
Notional exposure	258,333	286,776
ECL provisions	(184)	(183)
Total allowances and provisions	(576)	(487)	(700)
Twelve-month expected credit losses | Stages 1 and 2 | Guarantees
Disclosure Of Provision Matrix [Line Items]
Notional exposure	45,512	38,858
ECL provisions	(15)	(16)
Twelve-month expected credit losses | Stages 1 and 2 | Guarantees | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Notional exposure	6,446	7,096
ECL provisions	(7)	(7)
Twelve-month expected credit losses | Stages 1 and 2 | Guarantees | of which: SME clients
Disclosure Of Provision Matrix [Line Items]
Notional exposure	2,834	2,074
ECL provisions	(5)	(5)
Twelve-month expected credit losses | Stages 1 and 2 | Guarantees | of which: Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Notional exposure	29,288	21,449
ECL provisions	(1)	(1)
Twelve-month expected credit losses | Stages 1 and 2 | Guarantees | of which: Lombard
Disclosure Of Provision Matrix [Line Items]
Notional exposure	3,505	3,652
ECL provisions	0	(1)
Twelve-month expected credit losses | Stages 1 and 2 | Guarantees | of which: Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Notional exposure	2,152	2,676
ECL provisions	(1)	(1)
Twelve-month expected credit losses | Stages 1 and 2 | Irrevocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Notional exposure	77,976	75,158
ECL provisions	(114)	(105)
Twelve-month expected credit losses | Stages 1 and 2 | Irrevocable loan commitments | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Notional exposure	46,556	43,820
ECL provisions	(91)	(91)
Twelve-month expected credit losses | Stages 1 and 2 | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Line Items]
Notional exposure	10,723	24,896
ECL provisions	0	0
Twelve-month expected credit losses | Stages 1 and 2 | Committed unconditionally revocable credit lines
Disclosure Of Provision Matrix [Line Items]
Notional exposure	115,982	143,262
ECL provisions	(51)	(59)
Twelve-month expected credit losses | Stages 1 and 2 | Committed unconditionally revocable credit lines | of which: Real estate financing
Disclosure Of Provision Matrix [Line Items]
Notional exposure	5,291	7,329
ECL provisions	(5)	(4)
Twelve-month expected credit losses | Stages 1 and 2 | Committed unconditionally revocable credit lines | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Notional exposure	10,737	14,089
ECL provisions	(7)	(14)
Twelve-month expected credit losses | Stages 1 and 2 | Committed unconditionally revocable credit lines | of which: SME clients
Disclosure Of Provision Matrix [Line Items]
Notional exposure	11,278	9,289
ECL provisions	(24)	(28)
Twelve-month expected credit losses | Stages 1 and 2 | Committed unconditionally revocable credit lines | of which: Lombard
Disclosure Of Provision Matrix [Line Items]
Notional exposure	60,435	73,181
ECL provisions	0	0
Twelve-month expected credit losses | Stages 1 and 2 | Committed unconditionally revocable credit lines | of which: Credit cards
Disclosure Of Provision Matrix [Line Items]
Notional exposure	12,361	9,604
ECL provisions	(7)	(6)
Twelve-month expected credit losses | Stages 1 and 2 | Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Line Items]
Notional exposure	8,141	4,602
ECL provisions	(3)	(3)
Lifetime expected credit losses | Stages 1 and 2
Disclosure Of Provision Matrix [Line Items]
Notional exposure	8,867	7,572
ECL provisions	(115)	(102)
Total allowances and provisions	(428)	(459)	(416)
Lifetime expected credit losses | Stages 1 and 2 | of which: Real estate financing
Disclosure Of Provision Matrix [Line Items]
Total allowances and provisions	(27)
Lifetime expected credit losses | Stages 1 and 2 | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total allowances and provisions	(178)
Lifetime expected credit losses | Stages 1 and 2 | of which: SME clients
Disclosure Of Provision Matrix [Line Items]
Total allowances and provisions	(119)
Lifetime expected credit losses | Stages 1 and 2 | Guarantees
Disclosure Of Provision Matrix [Line Items]
Notional exposure	1,448	1,242
ECL provisions	(22)	(24)
Lifetime expected credit losses | Stages 1 and 2 | Guarantees | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Notional exposure	916	635
ECL provisions	(6)	(9)
Lifetime expected credit losses | Stages 1 and 2 | Guarantees | of which: SME clients
Disclosure Of Provision Matrix [Line Items]
Notional exposure	228	393
ECL provisions	(15)	(15)
Lifetime expected credit losses | Stages 1 and 2 | Guarantees | of which: Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Notional exposure	123	141
ECL provisions	0	0
Lifetime expected credit losses | Stages 1 and 2 | Guarantees | of which: Lombard
Disclosure Of Provision Matrix [Line Items]
Notional exposure	1	24
ECL provisions	0	0
Lifetime expected credit losses | Stages 1 and 2 | Guarantees | of which: Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Notional exposure	100	2
ECL provisions	0	0
Lifetime expected credit losses | Stages 1 and 2 | Irrevocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Notional exposure	3,938	4,178
ECL provisions	(77)	(61)
Lifetime expected credit losses | Stages 1 and 2 | Irrevocable loan commitments | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Notional exposure	3,292	3,393
ECL provisions	(72)	(54)
Lifetime expected credit losses | Stages 1 and 2 | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Line Items]
Notional exposure	0	0
ECL provisions	0	0
Lifetime expected credit losses | Stages 1 and 2 | Committed unconditionally revocable credit lines
Disclosure Of Provision Matrix [Line Items]
Notional exposure	3,449	2,149
ECL provisions	(16)	(17)
Lifetime expected credit losses | Stages 1 and 2 | Committed unconditionally revocable credit lines | of which: Real estate financing
Disclosure Of Provision Matrix [Line Items]
Notional exposure	1,041	345
ECL provisions	1	(2)
Lifetime expected credit losses | Stages 1 and 2 | Committed unconditionally revocable credit lines | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Notional exposure	650	584
ECL provisions	(6)	(7)
Lifetime expected credit losses | Stages 1 and 2 | Committed unconditionally revocable credit lines | of which: SME clients
Disclosure Of Provision Matrix [Line Items]
Notional exposure	418	333
ECL provisions	(7)	(6)
Lifetime expected credit losses | Stages 1 and 2 | Committed unconditionally revocable credit lines | of which: Lombard
Disclosure Of Provision Matrix [Line Items]
Notional exposure	63	84
ECL provisions	0	0
Lifetime expected credit losses | Stages 1 and 2 | Committed unconditionally revocable credit lines | of which: Credit cards
Disclosure Of Provision Matrix [Line Items]
Notional exposure	578	467
ECL provisions	(2)	(2)
Lifetime expected credit losses | Stages 1 and 2 | Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Line Items]
Notional exposure	32	4
ECL provisions	0	0
Lifetime expected credit losses | Stage 3
Disclosure Of Provision Matrix [Line Items]
Notional exposure	546	590
ECL provisions	(40)	(34)
Total allowances and provisions	(1,756)	(1,253)	(993)
Lifetime expected credit losses | Stage 3 | Guarantees
Disclosure Of Provision Matrix [Line Items]
Notional exposure	120	151
ECL provisions	(13)	(24)
Lifetime expected credit losses | Stage 3 | Guarantees | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Notional exposure	17	78
ECL provisions	(4)	(2)
Lifetime expected credit losses | Stage 3 | Guarantees | of which: SME clients
Disclosure Of Provision Matrix [Line Items]
Notional exposure	67	41
ECL provisions	(4)	(7)
Lifetime expected credit losses | Stage 3 | Guarantees | of which: Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Notional exposure	0	0
ECL provisions	0	0
Lifetime expected credit losses | Stage 3 | Guarantees | of which: Lombard
Disclosure Of Provision Matrix [Line Items]
Notional exposure	31	29
ECL provisions	(1)	(5)
Lifetime expected credit losses | Stage 3 | Guarantees | of which: Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Notional exposure	0	0
ECL provisions	0	0
Lifetime expected credit losses | Stage 3 | Irrevocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Notional exposure	174	187
ECL provisions	(27)	(10)
Lifetime expected credit losses | Stage 3 | Irrevocable loan commitments | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Notional exposure	118	125
ECL provisions	(19)	(8)
Lifetime expected credit losses | Stage 3 | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Line Items]
Notional exposure	0	0
ECL provisions	0	0
Lifetime expected credit losses | Stage 3 | Committed unconditionally revocable credit lines
Disclosure Of Provision Matrix [Line Items]
Notional exposure	248	250
ECL provisions	0	0
Lifetime expected credit losses | Stage 3 | Committed unconditionally revocable credit lines | of which: Real estate financing
Disclosure Of Provision Matrix [Line Items]
Notional exposure	101	0
ECL provisions	0	0
Lifetime expected credit losses | Stage 3 | Committed unconditionally revocable credit lines | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Notional exposure	6	14
ECL provisions	(2)	(2)
Lifetime expected credit losses | Stage 3 | Committed unconditionally revocable credit lines | of which: SME clients
Disclosure Of Provision Matrix [Line Items]
Notional exposure	118	190
ECL provisions	0	0
Lifetime expected credit losses | Stage 3 | Committed unconditionally revocable credit lines | of which: Lombard
Disclosure Of Provision Matrix [Line Items]
Notional exposure	1	0
ECL provisions	0	0
Lifetime expected credit losses | Stage 3 | Committed unconditionally revocable credit lines | of which: Credit cards
Disclosure Of Provision Matrix [Line Items]
Notional exposure	4	3
ECL provisions	0	0
Lifetime expected credit losses | Stage 3 | Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Line Items]
Notional exposure	5	2
ECL provisions	0	0
Lifetime expected credit losses | Purchased credit-impaired (PCI)
Disclosure Of Provision Matrix [Line Items]
Notional exposure	57	89
ECL provisions	(9)	(2)
Total allowances and provisions	(298)	(309)	$ (153)
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Guarantees
Disclosure Of Provision Matrix [Line Items]
Notional exposure	22	27
ECL provisions	0	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Guarantees | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Notional exposure	9	8
ECL provisions	0	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Guarantees | of which: SME clients
Disclosure Of Provision Matrix [Line Items]
Notional exposure	5	15
ECL provisions	0	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Guarantees | of which: Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Notional exposure	0	0
ECL provisions	0	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Guarantees | of which: Lombard
Disclosure Of Provision Matrix [Line Items]
Notional exposure	0	4
ECL provisions	0	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Guarantees | of which: Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Notional exposure	0	0
ECL provisions	0	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Irrevocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Notional exposure	35	56
ECL provisions	(9)	(2)
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Irrevocable loan commitments | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Notional exposure	35	43
ECL provisions	(2)	(2)
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Line Items]
Notional exposure	0	0
ECL provisions	0	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Committed unconditionally revocable credit lines
Disclosure Of Provision Matrix [Line Items]
Notional exposure	0	5
ECL provisions	0	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Committed unconditionally revocable credit lines | of which: Real estate financing
Disclosure Of Provision Matrix [Line Items]
Notional exposure	0	0
ECL provisions	0	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Committed unconditionally revocable credit lines | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Notional exposure	0	3
ECL provisions	0	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Committed unconditionally revocable credit lines | of which: SME clients
Disclosure Of Provision Matrix [Line Items]
Notional exposure	0	0
ECL provisions	0	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Committed unconditionally revocable credit lines | of which: Lombard
Disclosure Of Provision Matrix [Line Items]
Notional exposure	0	1
ECL provisions	0	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Committed unconditionally revocable credit lines | of which: Credit cards
Disclosure Of Provision Matrix [Line Items]
Notional exposure	0	0
ECL provisions	0	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Line Items]
Notional exposure	0	0
ECL provisions	$ 0	$ 0